Property and equipment, net - Narrative (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 29, 2021	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Net book value of long-lived assets transferred	€ 7,500
Gain on sale of fixed assets	€ 200
Less: accumulated depreciation		€ 42,175	€ 37,537
Property and equipment, net		13,075	15,905
Depreciable Property, Plant And Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		54,693	52,329
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		15,916	15,795
Property and equipment, net		1,300	1,800
Building and leasehold improvements with asset retirement obligations
Property, Plant and Equipment [Line Items]
Property and equipment, gross		100	100
Less: accumulated depreciation		13	6
Software Development Costs
Property, Plant and Equipment [Line Items]
Property and equipment, net		5,300	€ 6,900
Asset impairment charges		€ 900